As filed with the Securities and Exchange Commission on January 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08234

The Potomac Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

U.S./Short Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
SHORT-TERM INVESTMENTS - 94.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.3%

$1,950,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$1,945,656

1,950,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	1,948,571

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $3,894,227)	$3,894,227

Shares		Value
MONEY MARKET FUND - 4.6%

196,309	Fidelity Institutional Money Market Portfolio	$196,309

	TOTAL MONEY MARKET FUND
	(Cost $196,309)	$196,309

	TOTAL SHORT-TERM INVESTMENTS - 94.9%
	(Cost $4,090,536)	$4,090,536

	Other Assets in Excess of Liabilities - 5.1%	221,001

	TOTAL NET ASSETS - 100.0%	$4,311,537

Percentages are calculated as a percent of net assets.

U.S./Short Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2005

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

20	S&P 500 Index Mini Futures Contracts
	Expiring December 2005
	(Underlying Face Amount
	at Market Value $1,251,000)	$(54,153)

U.S./Short Fund
Schedule of Short Equity Swap Contracts (Unaudited)
November 30, 2005

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	2,438	$3,003,312	07/19/06	$ (33,851)

OTC Plus Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
COMMON STOCKS - 93.9%
Air Freight & Logistics - 1.0%
1,968	CH Robinson Worldwide, Inc.	$79,606
1,218	Expeditors International of Washington, Inc.	86,490
		166,096
Biotechnology - 10.2%
6,690	Amgen, Inc. *	541,422
4,279	Biogen Idec, Inc. *	183,184
1,937	Celgene Corp. *	118,002
3,057	Chiron Corp. *	135,425
3,744	Genzyme Corp. *	278,329
5,224	Gilead Sciences, Inc. *	264,804
580	Invitrogen Corp. *	38,657
3,067	Medimmune, Inc. *	110,136
3,937	Millennium Pharmaceuticals, Inc. *	41,378
		1,711,337
Chemicals - 0.3%
754	Sigma-Aldrich Corp.	49,794

Commercial Services & Supplies - 0.9%
1,218	Career Education Corp. *	45,431
2,350	Cintas Corp.	105,092
		150,523
Communications Equipment - 11.6%
26,563	Cisco Systems, Inc. *	465,915
2,419	Comverse Technology, Inc. *	63,402
21,958	JDS Uniphase Corp. *	56,432
4,288	Juniper Networks, Inc. *	96,437
22,948	QUALCOMM, Inc.	1,043,446
2,221	Research In Motion Ltd. * [1]	135,770
1,494	Telefonaktiebolaget LM Ericsson ADR	48,675
2,967	Tellabs, Inc. *	30,441
		1,940,518
Computer Programming Services - 0.2%
4,239	BEA Systems, Inc. *	37,176

Computers & Peripherals - 9.3%
13,466	Apple Computer, Inc. *	913,264
10,261	Dell, Inc. *	309,472
4,476	Network Appliance, Inc. *	130,341
954	QLogic Corp. *	31,539
1,940	SanDisk Corp. *	99,056
17,258	Sun Microsystems, Inc. *	65,063
		1,548,735
Consumer Services - 0.9%
2,124	Apollo Group, Inc. *	151,229

Containers & Packaging - 0.2%
2,896	Smurfit-Stone Container Corp. *	36,692

Electronic Equipment & Instruments - 1.4%
2,273	American Power Conversion Corp.	50,938
975	CDW Corp.	57,184
7,223	Flextronics International Ltd. * [1]	74,541
1,151	Molex, Inc.	30,835
6,528	Sanmina-SCI Corporation *	27,026
		240,524
Food & Staples Retailing - 1.5%
2,936	Costco Wholesale Corp.	146,741
768	Whole Foods Market, Inc.	113,111
		259,852
Health Care Equipment & Supplies - 1.1%
3,910	Biomet, Inc.	139,274
886	Dentsply International, Inc.	49,288
		188,562
Health Care Providers & Services - 1.4%
1,543	Express Scripts, Inc. *	130,322
1,102	Lincare Holdings, Inc. *	47,309
1,538	Patterson Companies, Inc. *	53,737
		231,368
Hotels Restaurants & Leisure - 2.7%
12,431	Starbucks Corp. *	378,524
1,262	Wynn Resorts Ltd. *	70,458
		448,982
Internet & Catalog Retail - 4.7%
3,182	Amazon.com, Inc. *	154,200
11,748	eBay, Inc. *	526,428
3,884	IAC/InterActiveCorp *	107,237
		787,865
Internet Software & Services - 2.3%
2,908	VeriSign, Inc. *	64,645
7,880	Yahoo!, Inc. *	317,012
		381,657
IT Services - 2.3%
1,549	Cognizant Technology Solutions Corp. *	75,266
2,738	Fiserv, Inc. *	124,606
4,183	Paychex, Inc.	177,401
		377,273
Machinery - 1.0%
2,236	PACCAR, Inc.	160,679

Media - 4.8%
11,096	Comcast Corp. - Class A *	292,934
2,559	EchoStar Communications Corp. - Class A	66,125
1,005	Lamar Advertising Co. *	46,582
2,809	Liberty Global, Inc. - Class A *	62,669
1,080	NTL, Inc. *	62,888
1,388	Pixar *	76,951
16,729	Sirius Satellite Radio, Inc. *	119,612
2,662	XM Satellite Radio Holdings, Inc. - Class A *	77,890
		805,651
Multiline Retail - 1.5%
1,214	Dollar Tree Stores, Inc. *	27,874
2,006	Sears Holdings Corp. *	230,730
		258,604
Pharmaceuticals - 1.8%
1,190	Sepracor, Inc. *	65,426
5,581	Teva Pharmaceutical Industries, Ltd. ADR	228,152
		293,578
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.4%
1,164	Garmin Ltd. [1]	64,136

Semiconductor & Semiconductor Equipment - 13.1%
6,096	Altera Corp. *	111,313
9,762	Applied Materials, Inc.	176,790
2,892	ATI Technologies, Inc. * [1]	47,313
2,996	Broadcom Corp. - Class A *	139,434
24,823	Intel Corp.	662,278
1,801	Intersil Corp. - Class A	46,196
2,786	KLA-Tencor Corp.	142,615
1,639	Lam Research Corp. *	61,528
4,771	Linear Technology Corp.	178,006
3,112	Marvell Technology Group Ltd. * [1]	172,841
5,347	Maxim Integrated Products, Inc.	195,433
2,023	Microchip Technology, Inc.	67,487
1,644	Novellus Systems, Inc. *	40,557
5,394	Xilinx, Inc.	142,617
		2,184,408
Software - 15.8%
5,613	Adobe Systems, Inc.	183,040
2,769	Autodesk, Inc.	115,523
2,805	Check Point Software Technologies * [1]	59,719
2,355	Citrix Systems, Inc. *	63,915
3,560	Electronic Arts, Inc. *	200,641
2,656	Intuit, Inc. *	142,282
1,073	Mercury Interactive Corp. *	29,829
42,894	Microsoft Corp.	1,188,593
25,061	Oracle Corp. *	315,017
7,118	Siebel Systems, Inc.	74,739
13,157	Symantec Corp. *	232,484
1,548	Synopsys, Inc. *	30,217
		2,635,999
Specialty Retail - 2.5%
4,627	Bed Bath & Beyond, Inc. *	197,388
1,654	PETsMart, Inc.	39,398
1,675	Ross Stores, Inc.	46,063
5,743	Staples, Inc.	132,663
		415,512
Telecommunication Services - 0.6%
8,025	Level 3 Communications, Inc. *	27,285
4,135	MCI, Inc.	82,121
		109,406
Trading Companies & Distributors - 0.4%
1,680	Fastenal Co.	66,696

	TOTAL COMMON STOCKS
	(Cost $8,624,739)	$15,702,852

Face Amount		Value
SHORT-TERM INVESTMENTS - 3.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%

$200,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$199,555

200,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	199,853

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $399,408)	$399,408

Shares		Value
MONEY MARKET FUND - 0.8%

127,386	Fidelity Institutional Money Market Portfolio	$127,386

	TOTAL MONEY MARKET FUND
	(Cost $127,386)	$127,386

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $526,794)	$526,794

	TOTAL INVESTMENTS - 97.1%
	(Cost $9,151,533)	$16,229,646

	Other Assets in Excess of Liabilities - 2.9%	488,472

	TOTAL NET ASSETS - 100.0%	$16,718,118

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.
[1]	Foreign security trading on U.S. exchange.

OTC Plus Fund
Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2005

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

31	NASDAQ 100 Index Futures Contracts
	Expiring December 2005
	(Underlying Face Amount at
	Market Value $5,194,050)	$255,311

Small Cap Plus Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
SHORT-TERM INVESTMENTS - 82.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.2%

$3,750,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$3,741,646

3,750,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	3,747,251

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $7,488,897)	$7,488,897

Shares		Value
MONEY MARKET FUND - 2.7%

254,906	Fidelity Institutional Money Market Portfolio	$254,906

	TOTAL MONEY MARKET FUND
	(Cost $254,906)	$254,906

	TOTAL SHORT-TERM INVESTMENTS - 82.9%
	(Cost $7,743,803)	$7,743,803

	Other Assets in Excess of Liabilities - 17.1%	1,600,526

	TOTAL NET ASSETS - 100.0%	$9,344,329

Percentages are calculated as a percent of net assets.

Small Cap Plus Fund
Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2005

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

3	Russell 2000 Index Futures Contracts
	Expiring December 2005
	(Underlying Face Amount
	at Market Value $1,014,000)	$13,762

Small Cap Plus Fund
Schedule of Equity Swap Contracts Purchased (Unaudited)
November 30, 2005

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Russell 2000 Index	15,584	$10,289,769	05/17/06	$ 381,144

Small Cap/Short Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
SHORT-TERM INVESTMENTS - 78.7%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.4%

$5,300,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$5,288,193

5,300,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	5,296,115

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $10,584,308)	$10,584,308

Shares		Value
MONEY MARKET FUND - 4.3%

615,355	Fidelity Institutional Money Market Portfolio	$615,355

	TOTAL MONEY MARKET FUND
	(Cost $615,355)	$615,355

	TOTAL SHORT-TERM INVESTMENTS - 78.7%
	(Cost $11,199,663)	$11,199,663

	Other Assets in Excess of Liabilities - 21.3%	3,029,369

	TOTAL NET ASSETS - 100.0%	$14,229,032

Percentages are calculated as a percent of net assets.

Small Cap/Short Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2005

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

21	Russell 2000 Index Futures Contracts
	Expiring December 2005
	(Underlying Face Amount
	at Market Value $7,098,000)	$(10,969)

Small Cap/Short Fund
Schedule of Short Equity Swap Contracts (Unaudited)
November 30, 2005

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Russell 2000 Index	31,785	$21,033,364	03/14/06	$ (497,797)

Dow 30 Plus Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
COMMON STOCKS - 91.7%
Aerospace & Defense - 10.8%
5,846	Boeing Co.	$398,639
5,846	Honeywell International, Inc.	213,613
5,846	United Technologies Corp.	314,748
		927,000
Automobiles - 1.5%
5,846	General Motors Corp.	128,027

Beverages - 2.9%
5,846	The Coca-Cola Co.	249,566

Chemicals - 2.9%
5,846	EI Du Pont de Nemours & Co.	249,917

Computers & Peripherals - 9.9%
5,846	Hewlett-Packard Co.	173,451
5,846	Intel Corp.	155,971
5,846	International Business Machines Corp.	519,709
		849,131
Financial Services - 9.4%
5,846	American Express Co.	300,601
5,846	Citigroup, Inc.	283,823
5,846	J.P. Morgan Chase & Co.	223,610
		808,034
Food & Staples Retailing - 3.3%
5,846	Wal-Mart Stores, Inc.	283,882

Household Products - 3.9%
5,846	Procter & Gamble Co.	334,333

Industrial Conglomerates - 7.7%
5,846	3M Co.	458,794
5,846	General Electric Co.	208,819
		667,613
Insurance - 4.6%
5,846	American International Group, Inc.	392,500

Machinery - 3.9%
5,846	Caterpillar, Inc.	337,782

Media - 1.7%
5,846	The Walt Disney Co.	145,741

Metals & Mining - 1.9%
5,846	Alcoa, Inc.	160,239

Oil, Gas & Consumable Fuels - 3.9%
5,846	Exxon Mobil Corp.	339,243

Pharmaceuticals - 7.6%
5,846	Johnson & Johnson	360,991
5,846	Merck & Co., Inc.	171,872
5,846	Pfizer, Inc.	123,935
		656,798
Restaurants - 2.3%
5,846	McDonald's Corp.	197,887

Software - 1.9%
5,846	Microsoft Corp.	161,993

Specialty Retail - 2.8%
5,846	Home Depot, Inc.	244,246

Telecommunication Services - 3.9%
5,846	AT&T, Inc.	145,624
5,846	Verizon Communications, Inc.	186,955
		332,579
Tobacco - 4.9%
5,846	Altria Group, Inc.	425,530

	TOTAL COMMON STOCKS
	(Cost $5,840,248)	$7,892,041

Face Amount		Value
SHORT-TERM INVESTMENTS - 3.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%

$100,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$99,777

100,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	99,927

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $199,704)	$199,704

Shares		Value
MONEY MARKET FUND - 1.6%

136,920	Fidelity Institutional Money Market Portfolio	$136,920

	TOTAL MONEY MARKET FUND
	(Cost $136,920)	$136,920

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $336,624)	$336,624

	TOTAL INVESTMENTS - 95.6%
	(Cost $6,176,872)	$8,228,665

	Other Assets in Excess of Liabilities - 4.4%	382,259

	TOTAL NET ASSETS - 100.0%	$8,610,924

Percentages are calculated as a percent of net assets.

Dow 30 Plus Fund
Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2005

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

26	Dow Jones Industrial Average Index
	Futures Contracts Expiring December 2005
	(Underlying Face Amount
	at Market Value $2,814,500)	$68,155

Evolution Managed Bond Fund (Unaudited)
Schedule of Investments
November 30, 2005

Shares		Value
INVESTMENT COMPANIES - 74.7%

6,847	40 / 86 Strategic Income Fund	$62,856
18,297	ACM Managed Income Fund	62,027
5,085	Alliance World Dollar Government Fund II	62,749
3,510	Bancroft Convertible Fund	61,530
2,754	Castle Convertible Fund	62,654
8,298	Ellsworth Convertible Growth and Income Fund	62,235
3,953	Evergreen Managed Income Fund	62,457
10,529	Franklin Universal Trust	62,858
29,899	iShares GS $ InvesTop Corporate Bond Fund	3,215,937
17,755	iShares Lehman 1-3 Year Treasury Bond Fund	1,427,502
38,591	iShares Lehman 7-10 Year Treasury Bond Fund	3,216,174
15,868	iShares Lehman 20+ Year Treasury Bond Fund	1,429,389
13,850	iShares Lehman Treasury Inflation Protected Securities Fund	1,431,121
10,547	Managed High Income Portfolio	62,649
7,440	MFS Charter Income Trust	62,719
9,804	MFS Government Markets Income Trust	62,648
10,154	MFS Intermediate Income Trust	62,752
10,304	MFS Multimarket Income Trust	62,751
4,443	Neuberger Berman Income Opportunity Fund	62,557
10,494	Putnam Master Intermediate Income Trust	62,439
10,459	Putnam Premier Income Trust	62,649
4,952	Salomon Brothers Emerging Markets Floating Rate Fund	62,395
4,914	Salomon Brothers Global High Income Fund	63,047
3,756	Salomon Brothers Variable Rate Strategy Fund	62,838
7,861	Scudder Global High Income Fund	62,495

	TOTAL INVESTMENT COMPANIES
	(Cost $11,989,987)	$11,971,428

Face Amount		Value
SHORT-TERM INVESTMENTS - 23.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
$1,350,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$1,346,993

1,350,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	1,349,010

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $2,696,003)	$2,696,003

Shares		Value
MONEY MARKET FUND - 6.4%

1,031,279	Fidelity Institutional Money Market Portfolio	$1,031,279

	TOTAL MONEY MARKET FUND
	(Cost $1,031,279)	$1,031,279

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,727,282)	$3,727,282

	TOTAL INVESTMENTS - 97.9%
	(Cost $15,717,269)	$15,698,710

	Other Assets in Excess of Liabilities - 2.1%	333,530

	TOTAL NET ASSETS - 100.0%	$16,032,240

Percentages are calculated as a percent of net assets.

Evolution All-Cap Equity Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.6%
782	Engineered Support Systems, Inc.	$31,600
745	L-3 Communications Holdings, Inc.	55,502
8,568	Mercury Computer Systems, Inc. *	171,189
1,332	Precision Castparts Corp.	67,919
2,725	Triumph Group, Inc. *	103,414
		429,624
Air Freight & Logistics - 0.5%
1,760	EGL, Inc. *	65,367
430	Expeditors International of Washington, Inc.	30,534
396	United Parcel Service, Inc. - Class B	30,848
		126,749
Airlines - 0.8%
7,303	Mesa Air Group, Inc. *	75,075
4,863	Skywest, Inc.	144,431
		219,506
Auto Components - 0.1%
1,186	Cooper Tire & Rubber Co.	17,446

Automobiles - 0.2%
1,926	Ford Motor Co.	15,658
710	General Motors Corp.	15,549
796	Winnebago Industries, Inc.	26,754
		57,961
Beverages - 0.2%
524	Anheuser-Busch Companies, Inc.	22,920
450	Brown-Forman Corp. - Class B	30,987
		53,907
Biotechnology - 0.1%
959	Protein Design Labs, Inc. *	26,708

Building Products - 0.9%
2,635	Lennox International, Inc.	76,968
780	Masco Corp.	23,221
2,566	York International Corp.	144,440
		244,629
Capital Markets - 1.4%
494	The Bear Stearns Companies, Inc.	54,829
765	The Goldman Sachs Group, Inc.	98,655
1,736	Investment Technology Group, Inc. *	67,513
782	Lehman Brothers Holdings, Inc.	98,532
971	Morgan Stanley	54,405
		373,934
Chemicals - 0.8%
356	The Dow Chemical Co.	16,109
375	EI Du Pont de Nemours & Co.	16,031
947	International Flavors & Fragrances, Inc.	30,815
623	Lyondell Chemical Co.	15,843
266	PPG Industries, Inc.	16,154
520	Rohm & Haas Co.	22,776
1,431	The Scotts Co.	67,143
1,047	Valspar Corp.	26,332
		211,203
Commercial Banks - 1.4%
850	Bank of America Corp.	39,007
375	BB&T Corp.	15,956
398	Fifth Third Bancorp	16,027
598	First Horizon National Corp.	23,274
488	KeyCorp	16,182
543	Marshall & Ilsley Corp.	23,338
480	National City Corp.	16,277
865	North Fork Bancorporation, Inc.	23,355
477	Regions Financial Corp.	16,070
1,887	Republic Bancorp, Inc.	23,438
217	SunTrust Banks, Inc.	15,785
828	Synovus Financial Corp.	23,308
846	TCF Financial Corp.	23,231
1,291	US Bancorp	39,092
301	Wachovia Corp.	16,073
623	Wells Fargo & Co.	39,156
		369,569
Commercial Services & Supplies - 2.7%
1,574	Administaff, Inc.	70,909
2,360	CDI Corp.	66,646
7,016	Central Parking Corp.	98,154
721	ChoicePoint, Inc. *	31,169
359	The Corporate Executive Board Co.	31,057
1,623	Education Management Corp. *	54,776
932	H&R Block, Inc.	22,778
874	Herman Miller, Inc.	26,736
501	ITT Educational Services, Inc. *	30,746
378	Manpower, Inc.	17,558
2,753	Mobile Mini, Inc. *	137,650
6,054	On Assignment, Inc. *	66,897
485	Republic Services, Inc.	17,387
1,504	Rollins, Inc.	30,606
511	Stericycle, Inc. *	31,335
		734,404
Communications Equipment - 2.8%
2,168	Black Box Corp.	101,267
3,731	Comtech Telecommunications Corp. *	162,671
18,566	Ditech Communications Corp. *	162,824
5,964	Plantronics, Inc.	164,726
3,625	QUALCOMM, Inc.	164,829
		756,317
Computers & Peripherals - 1.9%
974	Apple Computer, Inc. *	66,057
3,299	Hewlett-Packard Co.	97,881
623	International Business Machines Corp.	55,385
380	Lexmark International, Inc. - Class A *	18,096
1,305	SanDisk Corp. *	66,633
6,785	Sun Microsystems, Inc. *	25,579
6,400	Synaptics, Inc. *	172,224
		501,855
Construction & Engineering - 0.7%
6,216	The Shaw Group, Inc. *	179,580

Containers & Packaging - 0.5%
852	Bemis Co.	23,472
7,138	Myers Industries, Inc.	99,861
429	Temple-Inland, Inc.	17,962
		141,295
Electronic Equipment & Instruments - 1.9%
527	CDW Corp.	30,908
6,951	Flir Systems, Inc. *	171,829
2,997	Jabil Circuit, Inc. *	99,261
7,317	Newport Corp. *	100,975
4,776	Plexus Corp. *	102,684
		505,657
Energy Equipment & Services - 1.6%
2,020	Hanover Compressor Co. *	27,310
806	Nabors Industries Ltd. * [1]	56,428
2,159	Transocean, Inc. * [1]	137,831
4,034	Unit Corp. *	218,482
		440,051
Financial Services - 0.2%
336	Citigroup, Inc.	16,313
422	J.P. Morgan Chase & Co.	16,141
346	Principal Financial Group, Inc.	17,532
		49,986
Food & Staples Retailing - 0.5%
685	Albertson's, Inc.	16,097
3,487	Performance Food Group Co. *	99,031
958	Sysco Corp.	30,963
		146,091
Food Products - 0.6%
2,276	Archer-Daniels-Midland Co.	53,645
3,280	ConAgra Foods, Inc.	70,520
675	Flowers Foods, Inc.	17,496
462	H.J. Heinz Co.	16,041
903	Sara Lee Corp.	16,308
		174,010
Gas Utilities - 0.2%
1,803	WGL Holdings, Inc.	54,847

Health Care Equipment & Supplies - 2.1%
874	Biomet, Inc.	31,132
1,686	Biosite, Inc. *	99,440
5,544	Immucor, Inc. *	137,325
1,208	Intuitive Surgical, Inc. *	134,958
3,415	SurModics, Inc. *	133,902
445	Waters Corp. *	17,457
		554,214
Health Care Providers & Services - 2.2%
716	American Healthways, Inc. *	31,798
694	Cerner Corp. *	66,902
651	Covance, Inc. *	30,948
5,337	Dendrite International, Inc. *	100,549
917	Express Scripts, Inc. *	77,450
1,698	Humana, Inc. *	77,819
719	Lincare Holdings, Inc. *	30,867
904	Pacificare Health Systems, Inc. *	77,780
612	Quest Diagnostics, Inc.	30,655
1,414	Renal Care Group, Inc. *	66,387
		591,155
Hotels Restaurants & Leisure - 1.0%
9,712	Bally Total Fitness Holding Corp. *	68,081
1,528	Darden Restaurants, Inc.	54,672
1,015	International Speedway Corp. - Class A	55,388
525	Jack in the Box, Inc. *	17,640
1,217	Papa John's International, Inc. *	66,278
		262,059
Household Durables - 0.4%
673	American Greetings Corp. - Class A	17,632
706	Leggett & Platt, Inc.	16,577
954	Lennar Corp.	55,027
25	NVR, Inc. *	17,181
		106,417
Household Products - 0.4%
323	Clorox Co.	17,532
428	Colgate-Palmolive Co.	23,335
668	Kimberly-Clark Corp.	39,399
407	Procter & Gamble Co.	23,276
		103,542
Industrial Conglomerates - 0.3%
697	3M Co.	54,700
654	General Electric Co.	23,361
		78,061
Insurance - 0.5%
528	Cincinnati Financial Corp.	23,512
3,854	SCPIE Holdings, Inc. *	79,392
346	XL Capital Ltd. - Class A [1]	22,968
		125,872
Internet Software & Services - 1.9%
3,503	j2 Global Communications, Inc. *	167,198
7,013	WebEx Communications, Inc. *	166,980
2,581	Websense, Inc. *	167,636
		501,814
Investment Companies - 37.3%
632	Archstone-Smith Trust	26,424
17,665	iShares MSCI EAFE Index Fund	1,016,621
35,429	iShares MSCI Emerging Markets Index Fund *	2,979,579
48,272	iShares S&P Latin America 40 Index Fund	5,937,456
		9,960,080
IT Services - 0.9%
800	Acxiom Corp.	17,744
6,085	Convergys Corp. *	101,011
2,781	CSG Systems International, Inc. *	66,744
2,924	Intrado, Inc. *	66,024
		251,523
Machinery - 1.6%
1,066	Clarcor, Inc.	31,628
631	Illinois Tool Works, Inc.	55,699
1,703	JLG Industries, Inc.	77,487
699	Oshkosh Truck Corp.	31,406
1,881	Reliance Steel & Aluminum Co.	121,343
2,079	SPX Corp.	97,879
		415,442
Media - 1.0%
3,027	Clear Channel Communications, Inc.	98,559
585	The McGraw-Hill Companies, Inc.	31,034
5,525	Time Warner, Inc.	99,340
833	Tribune Co.	26,631
		255,564
Metals & Mining - 0.8%
1,427	Cleveland-Cliffs, Inc.	135,979
866	Peabody Energy Corp.	68,293
507	Steel Dynamics, Inc.	17,552
		221,824
Multi-Utilities & Unregulated Power - 0.5%
1,859	Constellation Energy Group, Inc.	98,509
716	Energen Corp.	26,277
		124,786
Office Electronics - 0.6%
3,656	Zebra Technologies Corp. - Class A *	164,995

Oil & Gas - 10.6%
836	Apache Corp.	54,574
1,889	Burlington Resources, Inc.	136,480
3,599	Cabot Oil & Gas Corp.	151,914
699	Cimarex Energy Co. *	27,198
895	ConocoPhillips	54,156
5,994	Denbury Resources, Inc. *	135,704
2,243	Devon Energy Corp.	135,029
1,904	EOG Resources, Inc.	136,612
2,117	Frontier Oil Corp.	79,769
1,565	Kerr-McGee Corp.	135,294
937	Marathon Oil Corp.	55,555
2,993	Newfield Exploration Co. *	138,456
3,649	Noble Energy, Inc.	136,363
1,090	Occidental Petroleum Corp.	86,437
1,119	Pogo Producing Co.	54,831
4,090	Remington Oil & Gas Corp. *	136,851
3,964	Southwestern Energy Co. *	135,054
3,097	Spinnaker Exploration Co. *	202,141
4,578	St. Mary Land & Exploration Co.	163,068
1,003	Sunoco, Inc.	77,432
2,936	Swift Energy Co. *	135,614
1,400	Valero Energy Corp.	134,680
3,108	Vintage Petroleum, Inc.	162,797
569	Western Gas Resources, Inc.	27,130
3,280	XTO Energy, Inc.	133,463
		2,826,602
Paper & Forest Products - 0.2%
511	International Paper Co.	16,112
993	Louisiana-Pacific Corp.	26,781
247	Weyerhaeuser Co.	16,379
		59,272
Personal Products - 0.1%
858	Avon Products, Inc.	23,466

Pharmaceuticals - 1.3%
613	Abbott Laboratories	23,116
746	Bristol-Myers Squibb Co.	16,106
800	Forest Laboratories, Inc. *	31,256
883	Johnson & Johnson	54,525
4,312	King Pharmaceuticals, Inc. *	67,828
544	Merck & Co., Inc.	15,994
760	Pfizer, Inc.	16,112
474	Sepracor, Inc. *	26,061
2,942	Watson Pharmaceuticals, Inc. *	98,145
		349,143
Road & Rail - 0.4%
1,458	Heartland Express, Inc.	31,070
621	Landstar System, Inc.	26,728
1,240	Norfolk Southern Corp.	54,857
		112,655
Semiconductor & Semiconductor Equipment - 5.8%
9,055	Altera Corp. *	165,344
4,428	Analog Devices, Inc.	167,910
3,207	KLA-Tencor Corp.	164,166
4,369	Lam Research Corp. *	164,012
4,540	Linear Technology Corp.	169,387
4,591	Maxim Integrated Products, Inc.	167,801
13,712	MEMC Electronic Materials, Inc. *	306,875
4,407	Silicon Laboratories, Inc. *	171,212
1,606	Supertex, Inc. *	67,838
		1,544,545
Software - 4.4%
5,107	Adobe Systems, Inc.	166,539
7,213	Ansys, Inc. *	303,090
7,217	Autodesk, Inc.	301,093
815	Factset Research Systems, Inc.	31,557
369	Fair Isaac Corp.	16,908
6,569	JDA Software Group, Inc. *	98,535
6,982	MapInfo Corp. *	100,331
2,351	SPSS, Inc. *	67,897
4,398	THQ, Inc. *	99,923
		1,185,873
Specialty Retail - 2.2%
434	Barnes & Noble, Inc.	17,508
729	Bed Bath & Beyond, Inc. *	31,099
957	Building Material Holding Corp.	78,790
693	Chico's FAS, Inc. *	30,568
3,035	Claire's Stores, Inc.	86,589
999	The Gap, Inc.	17,363
1,276	Gymboree Corp. *	28,787
729	Limited Brands, Inc.	16,220
3,815	Linens 'N Things, Inc. *	97,702
832	Michaels Stores, Inc.	31,117
2,664	Office Depot, Inc. *	79,067
1,360	Staples, Inc.	31,416
719	Williams-Sonoma, Inc. *	31,197
		577,423
Telecommunication Services - 0.2%
645	AT&T, Inc.	16,067
590	BellSouth Corp.	16,083
512	Verizon Communications, Inc.	16,374
		48,524
Textiles, Apparel & Luxury Goods - 0.2%
474	Oxford Industries, Inc.	26,743
944	Timberland Co. *	31,237
		57,980
Thrifts & Mortgage Finance - 0.2%
473	Fannie Mae	22,728
313	Radian Group, Inc.	17,703
389	Washington Mutual, Inc.	16,023
		56,454
Tobacco - 0.1%
225	Altria Group, Inc.	16,378
186	Reynolds American, Inc.	16,558
		32,936
	TOTAL COMMON STOCKS
	(Cost $24,390,341)	$26,407,550

	TOTAL INVESTMENTS - 98.8%
	(Cost $24,390,341)	$26,407,550

	Other Assets in Excess of Liabilities - 1.2%	328,928

	TOTAL NET ASSETS - 100.0%	$26,736,478

Percentages are calculated as a percent of net assets.

*	Non-income producing security.
[1]	Foreign security trading on U.S. exchange.

Contrabond Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
SHORT-TERM INVESTMENTS - 277.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.6%
$12,350,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$12,322,487

12,350,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	12,340,947

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $24,663,434)	$24,663,434

Shares		Value
MONEY MARKET FUND - 1.2%
327,086	Fidelity Institutional Money Market Portfolio	$327,086

	TOTAL MONEY MARKET FUND
	(Cost $327,086)	$327,086

Face Amount		Value
REPURCHASE AGREEMENTS - 185.6%
$50,553,750	Mizuho Repurchase Agreement,
	3.15%, 12/01/2005 (Dated 11/30/2005,
	Collateralized by U.S. Treasury Note, 4.25%,
	due 08/15/2015 valued at $49,868,438.
	Repurchase proceeds are $50,553,750)	$50,553,750

	TOTAL REPURCHASE AGREEMENTS
	(Cost $50,553,750)	$50,553,750

	TOTAL SHORT-TERM INVESTMENTS - 277.4%
	(Cost $75,544,270)	$75,544,270

	Liabilities in Excess of Other Assets - (177.4)%	(48,313,414)

	TOTAL NET ASSETS - 100.0%	$27,230,856

Percentages are calculated as a percent of net assets.

Contrabond Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2005

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

42	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2006
	(Underlying Face Amount
	at Market Value $4,559,625)	$5,061

Contrabond Fund
Schedule of Securities Sold Short (Unaudited)
November 30, 2005

Principal Amount		Value
U.S. TREASURY OBLIGATIONS

	U.S. Treasury Note:
51,000,000	4.25%, 08/15/2015	$49,868,438

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $51,529,536)	$49,868,438

Dynamic HY Bond Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
CORPORATE BONDS - 27.0%
Grantor Trust - 27.0%
$23,570,000	Dow Jones CDX High Yield Note,
	2005-1, 8.75%, 12/29/2010
	(Cost - $23,387,120; Acquired 10/06/2005,
	11/02/2005 and 11/03/2005) [1]	$23,481,613

9,258,536	TRAINS High Yield Note,
	7.56%, 06/15/2015
	(Cost - $9,464,300; Acquired 10/18/2005,
	11/03/2005 and 11/07/2005) [1,2]	9,447,689

	TOTAL CORPORATE BONDS
	(Cost $32,851,420)	$32,929,302

Shares		Value
SHORT-TERM INVESTMENTS - 60.9%
MONEY MARKET FUND - 60.9%
74,327,797	Fidelity Institutional Money Market Portfolio	$74,327,797

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $74,327,797)	$74,327,797

	TOTAL INVESTMENTS - 87.9%
	(Cost $107,179,217)	$107,257,099

	Other Assets in Excess of Liabilities - 12.1%	14,803,604

	TOTAL NET ASSETS - 100.0%	$122,060,703

Percentages are calculated as a percent of net assets.

[1]	144A securities are those that are exempt from registration under Rule 144A of the
	Securities Act of 1933, as amended. These securities are generally issued to
	qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
	securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale.
	At November 30, 2005, the market value of 144A securities was $32,929,302
	or 27.0% of net assets.

[2]	Variable rate security.

Dynamic HY Bond Fund
Schedule of Credit Default Swaps (Unaudited)
November 30, 2005

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bear Stearns & Co., Inc.	Dow Jones CDX	Sell	3.95%	$56,430,000	12/20/10	$ (16,424)

Morgan Stanley Dean
Witter & Co.	Dow Jones CDX	Sell	3.95%	13,860,000	12/20/10	85,457

						$ 69,033

HY Bear Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
SHORT-TERM INVESTMENTS - 101.7%

MONEY MARKET FUND - 101.7%
630,380	Federated Prime Obligations Fund - Class I	$630,380

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $630,380)	$630,380

	TOTAL INVESTMENTS - 101.7%
	(Cost $630,380)	$630,380

	Liabilities in Excess of Other Assets - (1.7)%	(10,506)

	TOTAL NET ASSETS - 100%	$619,874

Percentages are calculated as a percent of net assets.

HY Bear Fund
Schedule of Short Credit Default Swaps (Unaudited)
November 30, 2005

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation

Morgan Stanley/Dean Witter	Dow Jones CDX	Buy	3.95%	$594,000	12/20/10	$ (3,344)

U.S. Government Money Market Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
SHORT-TERM INVESTMENTS - 103.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS -102.4%
$10,850,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$10,825,829

10,850,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	10,842,046

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $21,667,875)	$21,667,875

Shares		Value
MONEY MARKET FUND - 0.8%

173,601	Fidelity Institutional Money Market Portfolio	$173,601

	TOTAL MONEY MARKET FUND
	(Cost $173,601)	$173,601

	TOTAL SHORT-TERM INVESTMENTS - 103.2%
	(Cost $21,841,476)	$21,841,476

	Liabilities in Excess of Other Assets - (3.2)%	(678,949)

	TOTAL NET ASSETS - 100.0%	$21,162,527

Percentages are calculated as a percent of net assets.

Spectrum High Yield Plus Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
COMMON STOCKS - 14.6%
Aerospace & Defense - 0.3%
1,198	Precision Castparts Corp.	$61,086

Airlines - 0.2%
3,943	AirTran Holdings, Inc. *	59,224

Capital Markets - 0.4%
983	Franklin Resources, Inc.	91,301

Chemicals - 0.4%
2,061	Lubrizol Corp.	86,995

Commercial Banks - 0.4%
1,420	PNC Financial Services Group	90,553

Communications Equipment - 0.2%
1,918	ADTRAN, Inc.	56,696

Computers & Peripherals - 0.2%
987	SanDisk Corp. *	50,396

Construction Materials - 0.2%
729	Martin Marietta Materials, Inc.	54,755

Electric Utilities - 1.0%
2,070	Black Hills Corp.	75,658
1,808	FirstEnergy Corp.	84,904
1,985	FPL Group, Inc.	84,144
		244,706
Electrical Equipment - 0.6%
1,409	AMETEK, Inc.	60,038
1,241	Emerson Electric Co.	93,832
		153,870
Electronic Equipment & Instruments - 0.3%
3,308	Plexus Corp. *	71,122

Health Care Providers & Services - 0.8%
1,231	Health Net, Inc. *	62,818
1,061	Omnicare, Inc.	60,424
700	PacifiCare Health Systems, Inc. *	60,228
		183,470
Industrial Conglomerates - 0.2%
869	Teleflex, Inc.	57,502

Insurance - 1.4%
982	AmerUs Group Co.	57,673
1,933	HCC Insurance Holdings, Inc.	59,053
1,573	Jefferson-Pilot Corp.	87,380
2,103	Loews Corp. - Carolina Group	84,646
1,324	W.R. Berkley Corp.	61,725
		350,477
Internet Software & Services - 0.4%
6,498	United Online, Inc.	91,687

Investment Companies - 3.8%
19,600	Calamos Convertible & High Income Fund	309,288
4,000	Debt Strategies Fund	25,080
2,000	Enerplus Resources Fund [2]	91,600
15,200	Evergreen Income Advantage Fund	211,128
12,800	PIMCO High Income Fund	187,904
3,036	PrimeWest Energy Trust [2]	87,983
		912,983
IT Services - 0.2%
2,413	CSG Systems International, Inc. *	57,912

Machinery - 0.3%
1,645	Flowserve Corp. *	61,457

Metals & Mining - 0.2%
740	Peabody Energy Corp.	58,356

Multi-Utilities & Unregulated Power - 0.7%
1,128	Dominion Resources, Inc.	85,672
1,348	Public Service Enterprise Group, Inc.	84,546
		170,218
Oil & Gas - 0.2%
740	Arch Coal, Inc.	57,010
Pharmaceuticals - 0.2%
988	Barr Pharmaceuticals, Inc. *	56,662

Semiconductor & Semiconductor Equipment - 0.3%
1,730	Lam Research Corp. *	64,944

Software - 0.7%
1,864	Advent Software, Inc. *	53,385
1,291	Macromedia, Inc. *	57,914
2,562	Sybase, Inc. *	57,517
		168,816
Specialty Retail - 0.3%
2,060	Urban Outfitters, Inc. *	63,572

Tobacco - 0.7%
1,134	Altria Group, Inc.	82,544
1,020	Reynolds American, Inc.	90,800
		173,344

	TOTAL COMMON STOCKS
	(Cost $3,445,434)	$3,549,114

Face Amount		Value
CORPORATE BONDS - 20.4%

Grantor Trust - 20.4%
$4,950,000	Dow Jones CDX High Yield Note,
	2005-1, 8.75%, 12/29/2010
	(Cost - $4,915,969; Acquired 11/17/2005) [1]	$4,931,438

	TOTAL CORPORATE BONDS
	(Cost $4,915,969)	$4,931,438

SHORT-TERM INVESTMENTS - 61.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.9%

$7,250,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$7,233,849

7,250,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	7,244,685

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $14,478,534)	$14,478,534

Shares		Value
MONEY MARKET FUND - 1.3%

315,528	Fidelity Institutional Money Market Portfolio	$315,528

	TOTAL MONEY MARKET FUND
	(Cost $315,528)	$315,528

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,794,062)	$14,794,062

	TOTAL INVESTMENTS - 96.2%
	(Cost $23,155,465)	$23,274,614

	Other Assets in Excess of Liabilities - 3.8%	912,525

	TOTAL NET ASSETS - 100.0%	$24,187,139

Percentages are calculated as a percent of net assets.

*	Non-income producing security.

[1]	144A securities are those that are exempt from registration under Rule 144A of the
	Securities Act of 1933, as amended. These securities are generally issued to
	qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
	securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale.
	At November 30, 2005, the market value of 144A securities was $4,931,438
	or 20.4% of net assets.
[2]	Foreign security trading on U.S. exchange.

Spectrum High Yield Plus Fund
Schedule of Credit Default Swaps (Unaudited)
November 30, 2005

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation

Goldman Sachs & Co.	Dow Jones CDX	Sell	3.95%	$10,197,000	12/20/10	$ (6,817)

Spectrum Global Perspective Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
INVESTMENT COMPANIES - 78.2%

592,200	iShares MSCI EAFE Index Fund	$34,081,110
394,800	iShares MSCI Emerging Markets Index Fund	33,202,680

	TOTAL INVESTMENT COMPANIES
	(Cost $64,981,325)	$67,283,790

Face Amount		Value
SHORT-TERM INVESTMENTS - 16.7%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
$6,000,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$5,986,633

6,000,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	5,995,602

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $11,982,235)	$11,982,235

Shares		Value
MONEY MARKET FUND - 2.8%

2,391,436	Fidelity Institutional Money Market Portfolio	$2,391,436

	TOTAL MONEY MARKET FUND
	(Cost $2,391,436)	$2,391,436

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,373,671)	$14,373,671

	TOTAL INVESTMENTS - 94.9%
	(Cost $79,354,996)	$81,657,461

	Other Assets in Excess of Liabilities - 5.1%	4,396,194

	TOTAL NET ASSETS - 100.0%	$86,053,655

Percentages are calculated as a percent of net assets.

Spectrum Global Perspective Fund
Schedule of Foreign Currency Forward Contracts Sold Short (Unaudited)
November 30, 2005

Principle Amount		Settlement		Unrealized Appreciation/
Covered by Contracts	Currency	Month	Value	(Depreciation)

2,098,447	Australian Dollar	12/2005	$1,550,201	$ (5,954)
3,980,657	British Pound	12/2005	6,883,692	(45,182)
7,622,864	Euro	12/2005	8,988,774	(37,055)
1,688,431,375	Japanese Yen	12/2005	14,109,084	54,684
2,350,916	Swiss Franc	12/2005	1,788,210	(4,442)

				$ (37,949)

Spectrum Global Perspective Fund
Schedule of Equity Swap Contracts Purchased (Unaudited)
November 30, 2005

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares MSCI Emerging
	Markets Index Fund	60,400	$4,964,880	11/01/06	$ 147,074

Goldman Sachs & Co.	iShares MSCI Emerging
	Markets Index Fund	111,300	9,148,860	11/01/06	142,431

					$ 289,505

Spectrum Equity Opportunity Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
INVESTMENT COMPANIES - 74.2%
69,500	iShares MSCI Emerging Markets Index Fund	$5,844,950
162,300	iShares Russell 2000 Growth Index Fund	11,354,508
134,800	iShares Russell 2000 Index Fund	9,092,260
292,000	Nasdaq-100 Index Tracking Stock	12,045,000

	TOTAL INVESTMENT COMPANIES
	(Cost $36,457,495)	$38,336,718

Face Amount		Value
SHORT-TERM INVESTMENTS - 23.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.2%
$6,000,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$5,986,633

6,000,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	5,995,602

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $11,982,235)	$11,982,235

Shares		Value
MONEY MARKET FUND - 0.7%

345,053	Fidelity Institutional Money Market Portfolio	$345,053

	TOTAL MONEY MARKET FUND
	(Cost $345,053)	$345,053

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,327,288)	$12,327,288

	TOTAL INVESTMENTS - 98.1%
	(Cost $48,784,783)	$50,664,006

	Other Assets in Excess of Liabilities - 1.9%	977,184

	TOTAL NET ASSETS - 100.0%	$51,641,190

Percentages are calculated as a percent of net assets.

Spectrum Equity Opportunity Fund
Schedule of Equity Swap Contracts Purchased (Unaudited)
November 30, 2005

		# of	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	MidCap SPDR Trust Series 1	88,600	$11,597,740	11/03/2006	$ 434,982

HCM Freedom Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
PREFERRED STOCKS - 0.4%
Radiotelephone Communications - 0.4%
19,920	Tim Participacoes SA ADR	$510,948

	TOTAL PREFERRED STOCKS
	(Cost $496,364)	$510,948

COMMON STOCKS -32.1%
Beverages - 0.6%
10,938	Hansen Natural Corp. *	$849,336

Capital Markets - 1.4%
34,123	Ameritrade Holding Corp. *	797,113
9,169	BlackRock, Inc.	988,785
		1,785,898
Computers & Peripherals - 4.0%
71,959	Apple Computer, Inc. *	4,880,259
14,576	Neoware Systems, Inc. *	318,777
		5,199,036
Electromedical And Electrotherapeutic Apparatus - 0.2%
7,955	Cutera, Inc. *	314,859

Energy Equipment & Services - 0.2%
3,928	Cal Dive International, Inc. *	285,212

Health Care Equipment & Supplies - 2.9%
24,811	Alcon, Inc.[1]	3,478,502
9,818	Greatbatch, Inc. *	284,526
		3,763,028
Health Care Providers & Services - 1.4%
22,261	Express Scripts, Inc. *	1,880,164

Insurance - 0.5%
12,931	W.R. Berkley Corp.	602,843

Internet Software & Services - 5.9%
39,943	Digital Insight Corp. *	1,322,912
15,996	Google, Inc. *	6,478,220
		7,801,132
Investment Companies - 9.3%
31,504	iShares MSCI Japan Index Fund	392,540
28,193	iShares S&P Latin America 40 Index Fund	3,467,739
169,538	streetTRACKS Gold Trust *	8,324,316
		12,184,595
Machinery - 0.2%
3,852	Middleby Corp. *	301,997

Metals & Mining - 3.0%
61,818	Titanium Metals Corp. *	3,903,807

Pharmaceuticals - 1.6%
114,811	Bentley Pharmaceuticals, Inc. *	2,056,265

Semiconductor & Semiconductor Equipment - 0.6%
14,162	Marvell Technology Group Ltd. *	786,557

Software - 0.3%
8,319	Fair Isaac Corp.	381,177

	TOTAL COMMON STOCKS
	(Cost $42,162,208)	$42,095,906

Face Amount		Value
SHORT-TERM INVESTMENTS - 59.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.6%
$38,500,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$38,414,231

38,500,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	38,471,777

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $76,886,008)	$76,886,008

Shares		Value
MONEY MARKET FUND - 0.7%
907,922	Fidelity Institutional Money Market Portfolio	$907,922

	TOTAL MONEY MARKET FUND
	(Cost $907,922)	$907,922

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $77,793,930)	$77,793,930

	TOTAL INVESTMENTS - 91.8%
	(Cost $120,452,502)	$120,400,784

	Other Assets in Excess of Liabilities - 8.2%	10,765,679

	TOTAL NET ASSETS - 100.0%	$131,166,463

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.
[1]	Foreign security trading on U.S. exchange.

HCM Freedom Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2005

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

15	Russell 2000 Index Futures Contracts
	Expiring December 2005
	(Underlying Face Amount
	at Market Value $5,085,750)	$43,158

10 Year Plus Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
INVESTMENT COMPANIES - 86.4%

10,870	iShares Lehman 7-10 Year Treasury Bond Fund	$905,906

	TOTAL INVESTMENT COMPANIES
	(Cost $900,653)	$905,906

SHORT-TERM INVESTMENTS - 13.1%
MONEY MARKET FUND - 13.1%

137,221	Fidelity Institutional Money Market Portfolio	$137,221

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $137,221)	$137,221

	TOTAL INVESTMENTS - 99.5%
	(Cost $1,037,874)	$1,043,127

	Other Assets in Excess of Liabilities - 0.5%	5,677

	TOTAL NET ASSETS - 100.0%	$1,048,804

Percentages are calculated as a percent of net assets.

10 Year Plus Fund
Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2005

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

11	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2006
	(Underlying Face Amount
	at Market Value $1,194,188)	$(1,425)

Commodity Bull Fund
Schedule of Investments (Unaudited)
November 30, 2005

Face Amount		Value
SHORT-TERM INVESTMENTS - 80.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 75.0%

$1,250,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$1,247,215

1,250,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	1,249,084

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $2,496,299)	$2,496,299

Shares		Value
MONEY MARKET FUND - 5.8%

192,465	Fidelity Institutional Money Market Portfolio	$192,465

	TOTAL MONEY MARKET FUND
	(Cost $192,465)	$192,465

	TOTAL SHORT-TERM INVESTMENTS - 80.8%
	(Cost $2,688,764)	$2,688,764

	Other Assets in Excess of Liabilities - 19.2%	639,824

	TOTAL NET ASSETS - 100.0%	$3,328,588

Percentages are calculated as a percent of net assets.

Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2005

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

2	Coffee 'C' Futures Contracts
	Expiring March 2006
	(Underlying Face Amount
	at Market Value $72,750)	$(3,231)

6	Goldman Sachs Index Futures Contracts
	Expiring December 2005
	(Underlying Face Amount
	at Market Value $623,250)	(6,002)

	Total Unrealized Depreciation on Futures
	Contracts Purchased	$(9,233)

Commodity Bull Fund
Schedule of Short Equity Swap Contracts (Unaudited)
November 30, 2005

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	GSCI Reduced Energy Total Return Index	449	$2,392,676	12/29/05	$ (271,136)

PSI Calendar Effects Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
INVESTMENT COMPANIES - 86.4%
208,000	iShares S&P MidCap 400 Growth Index Fund	$15,641,600
93,000	Midcap SPDR Trust Series 1	12,463,860
635,000	Nasdaq-100 Index Tracking Stock	26,181,050

	TOTAL INVESTMENT COMPANIES
	(Cost $54,459,300)	$54,286,510

Face Amount		Value
SHORT-TERM INVESTMENTS - 12.8%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4%
$3,900,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$3,891,312

3,900,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	3,897,141

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $7,788,453)	$7,788,453

Shares		Value
MONEY MARKET FUND - 0.4%

247,639	Fidelity Institutional Money Market Portfolio	$247,639

	TOTAL MONEY MARKET FUND
	(Cost $247,639)	$247,639

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,036,092)	$8,036,092

	TOTAL INVESTMENTS - 99.2%
	(Cost $62,495,392)	$62,322,602

	Other Assets in Excess of Liabilities - 0.8%	521,326

	TOTAL NET ASSETS - 100.0%	$62,843,928

Percentages are calculated as a percent of net assets.

PSI Calendar Effects Fund
Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2005

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

43	MidCap 400 Index Mini Futures Contracts
	Expiring December 2005
	(Underlying Face Amount
	at Market Value $3,154,050)	$(8,604)

30	NASDAQ 100 Index Futures Contracts
	Expiring December 2005
	(Underlying Face Amount at
	Market Value $5,026,500)	(36,135)

		$(44,739)

Emerging Markets Plus Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
INVESTMENT COMPANIES - 78.2%

253,646	iShares MSCI Emerging Markets Index Fund	$21,331,629

	TOTAL INVESTMENT COMPANIES
	(Cost $20,944,259)	$21,331,629

Face Amount		Value
SHORT-TERM INVESTMENTS -10.4%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%

$1,250,000	Federal National Mortgage Association
	Discount Note, 3.82%,
	12/21/2005	$1,247,215

1,250,000	U.S. Treasury Bill,
	3.06%, 12/08/2005	1,249,084

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $2,496,299)	$2,496,299

Shares		Value
MONEY MARKET FUND - 1.3%

346,730	Fidelity Institutional Money Market Portfolio	$346,730

	TOTAL MONEY MARKET FUND
	(Cost $346,730)	$346,730

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,843,029)	$2,843,029

	TOTAL INVESTMENTS - 88.6%
	(Cost $23,787,288)	$24,174,658

	Other Assets in Excess of Liabilities - 11.4%	3,106,282

	TOTAL NET ASSETS - 100.0%	$27,280,940

Percentages are calculated as a percent of net assets.

Emerging Markets Plus Fund
Schedule of Equity Swap Contracts Purchased (Unaudited)
November 30, 2005

					Unrealized
		# of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI Emerging Markets Index	395,300	$32,794,895	11/03/06	$ 510,375

Emerging Markets Short Fund
Schedule of Investments (Unaudited)
November 30, 2005

Shares		Value
SHORT-TERM INVESTMENTS - 4.6%
MONEY MARKET FUND - 4.6%

998	Fidelity Institutional Money Market Portfolio	$998

	TOTAL SHORT-TERM INVESTMENTS - 4.6%
	(Cost $998)	$998

	Other Assets in Excess of Liabilities - 95.4%	20,921

	TOTAL NET ASSETS - 100.0%	$21,919

Percentages are calculated as a percent of net assets.

Emerging Markets Short Fund
Schedule of Short Equity Swap Contracts (Unaudited)
November 30, 2005

					Unrealized
		# of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI Emerging Markets Index	525	$44,045	11/30/06	$ (108)

Potomac Short Real Estate Fund
Schedule of Investments
November 30, 2005 (Unaudited)

No schedule of investments, non-operational fund.

Potomac Dollar Bear Fund
Schedule of Investments
November 30, 2005 (Unaudited)

No schedule of investments, non-operational fund.

The cost basis of investments for federal income tax purposes at 11/30/2005 was as follows*:

	U.S. Short Fund	OTC Plus Fund	Small Cap Plus Fund	Small Cap/Short Fund
Cost of investments	$4,090,536	$9,151,533	$7,743,803	$11,199,663
Gross unrealized appreciation	—	6,336,570	—	—
Gross unrealized depreciation	(85)	(12,621,798)	(534)	(1,169)
Net unrealized appreciation/(depreciation)	$(85)	$(6,285,228)	$(534)	$(1,169)

	Dow 30 Plus Fund	Contrabond Fund	10 Year Plus Fund	Dynamic HY Bond Fund
Cost of investments	$6,176,872	$75,544,270	$1,037,874	$107,179,217
Gross unrealized appreciation	2,091,736	—	16,316	823,229
Gross unrealized depreciation	(4,694,329)	(1,025)	—	(1,658,752)
Net unrealized appreciation/(depreciation)	$(2,602,593)	$(1,025)	$16,316	$(835,523)

	Commodity Bull Fund	U.S. Government Money Market Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$2,688,764	$21,841,476	$15,717,269	$24,390,341
Gross unrealized appreciation	—	—	242,245	1,050,407
Gross unrealized depreciation	(798)	—	(307,386)	(714,358)
Net unrealized appreciation/(depreciation)	$(798)	$—	$(65,141)	$336,049

	Spectrum High Yield Plus Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund	HCM Freedom Fund	PSI Calendar Effects Fund
Cost of investments	$23,155,465	$79,354,996	$48,784,783	$120,452,502	$62,495,392
Gross unrealized appreciation	420,838	3,649,510	1,144,236	—	—
Gross unrealized depreciation	(294,780)	(1,312,948)	(803,269)	(3,987)	(1,887)
Net unrealized appreciation/(depreciation)	$126,058	$2,336,562	$340,967	$(3,987)	$(1,887)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Potomac Funds

By (Signature and Title) /s/ Daniel O’Neill
Daniel O’Neill, President

Date January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel O’Neill
Daniel O’Neill, President

Date January 24, 2006

By (Signature and Title)* /s/ Timothy P. Hagan
Timothy P. Hagan, Chief Financial Officer

Date January 25, 2006

* Print the name and title of each signing officer under his or her signature.